Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

I.   ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II.   POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$284,898,691.34	0.7122467	$261,318,411.22	0.6532960	$23,580,280.12
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$497,548,691.34	0.3978321	$473,968,411.22	0.3789777	$23,580,280.12

Weighted Avg. Coupon (WAC)	3.11%		3.12%
Weighted Avg. Remaining Maturity (WARM)	35.17		34.26
Pool Receivables Balance	$530,818,843.03		$506,412,408.61
Remaining Number of Receivables	49,017		48,141

Adjusted Pool Balance	$516,450,386.53		$492,870,106.42

III.   COLLECTIONS

Principal:
Principal Collections	$23,658,029.25
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$599,240.58
Total Principal Collections	$24,257,269.83

Interest:
Interest Collections	$1,378,499.54
Late Fees & Other Charges	$52,593.91
Interest on Repurchase Principal	$-
Total Interest Collections	$1,431,093.45

Collection Account Interest	$9,019.85
Reserve Account Interest	$1,169.45
Servicer Advances	$-

Total Collections	$25,698,552.58

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$25,698,552.58
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$25,698,552.58

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$442,349.04	$-	$442,349.04	$442,349.04
Collection Account Interest					$9,019.85
Late Fees & Other Charges					$52,593.91
Total due to Servicer					$503,962.80

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$249,286.35		$249,286.35
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$395,682.27		$395,682.27	$395,682.27

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$24,646,069.51

9. Regular Principal Distribution Amount:					$23,580,280.12

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,580,280.12
Class A-4 Notes				$-
Class A Notes Total:		$23,580,280.12		$23,580,280.12
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$23,580,280.12		$23,580,280.12

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,065,789.39

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,368,456.50
Beginning Period Amount	$14,368,456.50
Current Period Amortization	$826,154.30
Ending Period Required Amount	$13,542,302.19
Ending Period Amount	$13,542,302.19
Next Distribution Date Required Amount	$12,741,861.53

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII.   OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.66%	3.84%	3.84%

VIII.   DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.67%	47,502	98.08%	$496,684,235.57
30 - 60 Days	1.06%	508	1.52%	$7,705,098.16
61 - 90 Days	0.21%	100	0.29%	$1,472,646.05
91-120 Days	0.06%	31	0.11%	$550,428.83
121 + Days	0.00%	0	0.00%	$-
Total		48,141		$506,412,408.61

Delinquent Receivables 30+ Days Past Due
Current Period	1.33%	639	1.92%	$9,728,173.04
1st Preceding Collection Period	1.25%	612	1.77%	$9,375,748.35
2nd Preceding Collection Period	1.25%	625	1.79%	$9,960,372.08
3rd Preceding Collection Period	1.10%	561	1.56%	$9,106,758.56
Four-Month Average	1.23%		1.76%

Repossession in Current Period		43		$637,617.31
Repossession Inventory		96		$587,606.40

Current Charge-Offs
Gross Principal of Charge-Offs				$748,405.17
Recoveries				$(599,240.58)
Net Loss				$149,164.59

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.34%

Average Pool Balance for Current Period				$518,615,625.82

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.35%
1st Preceding Collection Period				1.12%
2nd Preceding Collection Period				0.99%
3rd Preceding Collection Period				0.97%
Four-Month Average				0.86%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		69	1,640	$24,685,195.78
Recoveries		64	1,407	$(12,960,610.94)
Net Loss				$11,724,584.84
Cumulative Net Loss as a % of Initial Pool Balance				0.90%

Net Loss for Receivables that have experienced a Net Loss *		55	1,308	$11,754,245.44
Average Net Loss for Receivables that have experienced a Net Loss				$8,986.43

Principal Balance of Extensions				$2,639,397.07
Number of Extensions				168

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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